BANK LOANS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Short-Term Bank Loans and Notes Payable	$ 7,203,762	$ 7,792,125
Debt Instrument, Maturity Date, Description	mature on various dates from July 14, 2023 to September 22, 2023
Debt, Weighted Average Interest Rate	4.76%	5.38%	5.59%
Interest Expense, Debt	$ 400,000	$ 400,000	$ 400,000
Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period	4.65%
Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period	5.00%